Pension And Postretirement Benefit Costs (Schedule Of Other Changes In Pension Benefit Obligations Recognized In Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Minimum pension liability, net of deferrred tax	$ (601,778)	$ (1,366,399)	$ (453,765)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss	2,345,135	3,299,366	1,732,397
Amortization of actuarial loss	(1,234,594)	(912,989)	(868,654)
Amortization of prior service cost	(108,763)	(109,978)	(109,978)
Total recognized in other comprehensive income	1,001,778	2,276,399	753,765
Less: Deferred tax	400,000	910,000	300,000
Minimum pension liability, net of deferrred tax	$ 601,778	$ 1,366,399	$ 453,765